Income Taxes (Details 1)	7 Months Ended	12 Months Ended
	May 31, 2011	May 31, 2012
Schedule of effective income tax rate reconciliation
Income tax at statutory rate	34.00%	34.00%
Change in valuation allowance	(34.00%)	(34.00%)
Total	0.00%	0.00%